SENIOR CONVERTIBLE PROMISSORY NOTES - Schedule of Senior Convertible Notes to Platinum and Lakewood (Details1) (USD $)	9 Months Ended		13 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Senior Secured Convertible Promissory Notes issued for acquisition	$ 8,000,000		$ 8,000,000
Payments on notes payable	(1,541,691)	(3,326,500)	(3,408,413)
Outstanding Balance				1,066,445
Platinum Lakewood | Preferred Stock Dividend
Senior Secured Convertible Promissory Notes issued for acquisition
Notes Assigned
Note Modification Agreement
Payments on notes payable
Conversion into Common Stock
Note Assignment and Assumption Agreement with Third Party Investors
Conversion of Note Into Common Stock
Conversion of Note into Class D Preferred Stock	130,949		130,949
Conversion of FGIT Note into Series D Preferred Stock	286,298		286,298
Conversion of $1,600,000 Note into Common Stock
Outstanding Balance	417,247		417,247
Senior Convertible Promissory Notes
Senior Secured Convertible Promissory Notes issued for acquisition	8,000,000		8,000,000
Notes Assigned
Note Modification Agreement
Payments on notes payable	(1,039,771)
Conversion into Common Stock	(262,500)		(262,500)
Note Assignment and Assumption Agreement with Third Party Investors	294,285		294,285
Conversion of Note Into Common Stock	(1,892,014)		(1,892,014)
Conversion of Note into Class D Preferred Stock	(1,100,000)		(1,100,000)
Conversion of FGIT Note into Series D Preferred Stock	(2,400,000)		(2,400,000)
Conversion of $1,600,000 Note into Common Stock	(1,600,000)		(1,600,000)
Outstanding Balance
Senior Convertible Promissory Notes | Platinum Lakewood
Senior Secured Convertible Promissory Notes issued for acquisition	8,000,000		8,000,000
Notes Assigned	(4,000,000)		(4,000,000)
Note Modification Agreement
Payments on notes payable	(1,039,771)
Conversion into Common Stock	(262,500)		(262,500)
Note Assignment and Assumption Agreement with Third Party Investors	(2,697,729)		(2,697,729)
Conversion of Note Into Common Stock
Conversion of Note into Class D Preferred Stock
Conversion of FGIT Note into Series D Preferred Stock
Conversion of $1,600,000 Note into Common Stock
Outstanding Balance
Amortization of Discount (Interest Expense) | Platinum Lakewood
Senior Secured Convertible Promissory Notes issued for acquisition
Notes Assigned
Note Modification Agreement	3,022,186		3,022,186
Payments on notes payable
Conversion into Common Stock
Note Assignment and Assumption Agreement with Third Party Investors	168,163		168,163
Conversion of Note Into Common Stock
Conversion of Note into Class D Preferred Stock
Conversion of FGIT Note into Series D Preferred Stock
Conversion of $1,600,000 Note into Common Stock
Outstanding Balance	3,190,349		3,190,349
Interest Expense | Platinum Lakewood
Senior Secured Convertible Promissory Notes issued for acquisition
Notes Assigned
Note Modification Agreement
Payments on notes payable	901,135
Conversion into Common Stock	227,500		227,500
Note Assignment and Assumption Agreement with Third Party Investors	(255,047)		(255,047)
Conversion of Note Into Common Stock	953,333		953,333
Conversion of Note into Class D Preferred Stock	1,639,745		1,639,745
Conversion of FGIT Note into Series D Preferred Stock	2,080,000		2,080,000
Conversion of $1,600,000 Note into Common Stock	1,386,667		1,386,667
Outstanding Balance	6,933,333		6,933,333
Loss on Extinguishment of Debt | Platinum Lakewood
Senior Secured Convertible Promissory Notes issued for acquisition
Notes Assigned
Note Modification Agreement
Payments on notes payable
Conversion into Common Stock	51,563		51,563
Note Assignment and Assumption Agreement with Third Party Investors	824,196		824,196
Conversion of Note Into Common Stock	615,138		615,138
Conversion of Note into Class D Preferred Stock	357,635		357,635
Conversion of FGIT Note into Series D Preferred Stock	1,262,990		1,262,990
Conversion of $1,600,000 Note into Common Stock	841,992		841,992
Outstanding Balance	$ 3,953,514		$ 3,953,514